Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Dreyfus Institutional Liquidity Funds
Entity Central Index Key	0001717375
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000265299 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Dreyfus Stablecoin Reserves Fund
Class Name	BNY Dreyfus Stablecoin Reserves Fund
Trading Symbol	BSRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Dreyfus Stablecoin Reserves Fund (the “Fund”) for the period of November 13, 2025 (commencement of operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last period ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Dreyfus Stablecoin Reserves Fund*	$7	0.18%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 7	[1]
Expense Ratio, Percent	0.18%	[1],[2]
Net Assets	$ 50,000,000
Holdings Count | Holding	15
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 3/31/26 )
Fund Size (Millions)	Number of Holdings
$50	15

Holdings [Text Block]	Portfolio Holdings (as of 3/31/26 ) Allocation of Holdings (Based on Net Assets)

[1]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]	Annualized.